SUPPLEMENT TO THE

STATEMENTS OF ADDITIONAL INFORMATION (“SAI”)

OF

EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS

EVERGREEN SHORT AND INTERMEDIATE TERM BOND FUNDS

I.              Evergreen Core Plus Bond Fund (the “Fund”)

                The Fund is managed by Robert A. Calhoun, Parham M. Behrooz, Todd C. Kuimjian, Andrew Cestone, Peter Wilson, Anthony J. Norris, Alex Perrin, and Michael Lee. Accordingly, the section of the Fund's SAI entitled "PORTFOLIO MANAGERS" is revised to reflect this change.

II.            Evergreen U.S. Government Fund (the “Fund”)

The Fund is managed by Todd C. Kuimjian, Karen DiMeglio, Christopher D. Kauffman, and Richard Applebach.

In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in the Fund’s SAI is revised to add the following information under the sub-headings indicated. The information presented is as of July 31, 2008.

The table in the section entitled “Other Funds and Accounts Managed” is amended to reflect the following information:

Portfolio Manager		(Assets in Thousands)
Richard Applebach, CFA[1]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,373,993
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	1
	Assets of separate accounts managed...............................................	$76,859
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	N/A

1As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Applebach.  Mr. Applebach was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Applebach is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the fund.

Christopher D. Kauffman, CFA[2]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,411,241
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

2As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Kauffman.  Mr. Kauffman was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kauffman is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the fund.

Todd C. Kuimjian, CFA[3]	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Core Plus Bond Fund	$229,977
	Evergreen U.S. Government Fund	$939,037
	Evergreen Core Bond Fund	$2,731,521
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Short Intermediate Bond Fund	$461,731
	Evergreen VA Core Bond Fund	$41,210
	Evergreen Multi-Sector Income Fund	$726,880
	TOTAL.........................................................................................................	$6,875,680
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

3As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Kuimjian.  Mr. Kuimjian was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kuimjian is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund and Evergreen Core Plus Bond Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the Evergreen Multi-Sector Fund and approximately $181 million of the $230 million in assets in the Evergreen Core Plus Bond Fund.

The table in the section entitled "Compensation" is amended to reflect the following information:

Portfolio Manager
Benchmark
Richard Applebach	Lipper Adjustable Rate Funds Lipper Multi Sector Income Lipper Intermediate U.S. Government Lipper Short-Intermediate Investment Grade Funds
Chrisopher D. Kauffman

Callan Core Bond

Callan Intermediate

Lipper Adjustable Rate Funds

Lipper Multi Sector Income

Lipper Intermediate Investment Grade

Lipper Short-Intermediate Investment Grade

Lipper Intermediate U.S. Government

Todd C. Kuimjian

Callan Core Bond
Callan Intermediate

Lipper Adjustable Rate Funds
Lipper Multi Sector Income

Lipper Intermediate Investment Grade
Lipper Short-Intermediate Investment Grade Funds

Lipper Intermediate U.S. Government

The “Portfolio Manager Fund Holdings” table in the section entitled "Fund Holdings" is amended to reflect the following information:

Portfolio Manager
	Fund	Dollar Range of Holdings in Fund	Dollar Range of Holdings in Evergreen Family of Funds
Richard Applebach	U.S. Government Fund	$0[1]	$100,001-$500,000
Karen DiMeglio	U.S. Government Fund	$1-$10,000	$1-$10,000
Christopher D. Kauffman	U.S. Government Fund	$0[2]	$50,001-$100,000
Todd C. Kuimjian	Core Bond Fund	$10,001-$50,000	$100,001-$500,000
	Core Plus Bond Fund	$1-$10,000
	U.S. Government Fund	$0[3]

1 As of July 31, 2008, Mr. Applebach was not a portfolio manager of Evergreen U.S. Government Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen U.S. Government Fund.

1 As of July 31, 2008, Mr. Kauffman was not a portfolio manager of Evergreen U.S. Government Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen U.S. Government Fund.

1 As of July 31, 2008, Mr. Kuimjian was not a portfolio manager of Evergreen U.S. Government Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen U.S. Government Fund.

II.            Evergreen Adjustable Rate Fund (the “Fund”)

                Evergreen Adjustable Rate Fund is managed by Todd C. Kuimjian, Christopher D. Kauffman, and Richard Applebach.

                In conjunction with these changes, the section entitled “PORTFOLIO MANAGERS” in the Fund’s SAI is revised to add the following information under the sub-headings indicated. The information presented is as of July 31, 2008.

The table in the section entitled “Other Funds and Accounts Managed” is amended to reflect the following information:

Portfolio Manager		(Assets in Thousands)
Richard Applebach, CFA	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,373,993
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	0
	Assets of other pooled investment vehicles managed.....................	N/A
	Number of those subject to performance fee.....................................	N/A
	Assets of those subject to performance fee.....................................	N/A
	Number of separate accounts managed....................................................	1
	Assets of separate accounts managed...............................................	$76,859
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	N/A

Christopher D. Kauffman, CFA	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Multi-Sector Income Fund	$726,880
	Evergreen U.S. Government Fund	$939,037
	TOTAL.........................................................................................................	$3,411,241
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

Todd C. Kuimjian, CFA	Assets of registered investment companies managed
	Evergreen Adjustable Rate Fund	$1,708,076
	Evergreen Core Plus Bond Fund	$229,977
	Evergreen U.S. Government Fund	$939,037
	Evergreen Core Bond Fund	$2,731,521
	Evergreen Institutional Mortgage Portfolio	$37,248
	Evergreen Short Intermediate Bond Fund	$461,731
	Evergreen VA Core Bond Fund	$41,210
	Evergreen Multi-Sector Income Fund	$726,880
	TOTAL.........................................................................................................	$6,875,680
	Those subject to performance fee........................................................	0
	Number of other pooled investment vehicles managed..........................	8
	Assets of other pooled investment vehicles managed.....................	$2,270,899
	Number of those subject to performance fee.....................................	0
	Assets of those subject to performance fee.....................................	0
	Number of separate accounts managed....................................................	119
	Assets of separate accounts managed...............................................	$10,517,996
	Number of those subject to performance fee.....................................	1
	Assets of those subject to performance fee.....................................	$505,285

1As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Applebach.  Mr. Applebach was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Applebach is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the fund.

2As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Kauffman.  Mr. Kauffman was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kauffman is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the fund.

3As of July 31, 2008, the assets of Evergreen Adjustable Rate Fund, Evergreen Multi-Sector Income Fund and Evergreen U.S. Government Fund were not managed by Mr. Kuimjian.  Mr. Kuimjian was subsequently named portfolio manager of the Funds effective September 5, 2008. Mr. Kuimjian is not fully responsible for the management of the entire portfolio of Evergreen Multi-Sector Income Fund and Evergreen Core Plus Bond Fund. As of July 31, 2008, he would have been responsible for only approximately $278 million of the $727 million in assets in the Evergreen Multi-Sector Fund and approximately $181 million of the $230 million in assets in the Evergreen Core Plus Bond Fund.

The table in the section entitled "Compensation" is amended to reflect the following information:

Portfolio Manager

Todd C. Kuimjian.................................	Callan Core Bond Callan Intermediate Lipper Multi Sector Income Lipper Intermediate Investment Grade Lipper Short-Intermediate Investment Grade Funds Lipper Intermediate U.S. Government
Chrisopher D. Kauffman.....................

Callan Core Bond

Callan Intermediate

Lipper Adjustable Rate Funds

Lipper Multi Sector Income

Lipper Intermediate Investment Grade

Lipper Short-Intermediate Investment Grade

Lipper Intermediate U.S. Government

Richard Applebach..............................	Lipper Adjustable Rate Funds Lipper Multi Sector Income Lipper Intermediate U.S. Government Lipper Short-Intermediate Investment Grade Funds

The “Portfolio Manager Fund Holdings” table in the section entitled "Fund Holdings" is amended to reflect the following information:

Adjustable Rate Fund

Todd C. Kuimjian.................................	$0[1]
Christopher D. Kauffman....................	$0[2]
Richard Applebach..............................	$0[3]
Evergreen Family of Funds
Todd C. Kuimjian.................................	$100,001-$500,000
Christopher D. Kauffman....................	$50,001-$100,000
Richard Applebach..............................	$100,001-$500,000

1 As of July 31, 2008, Mr. Kuimjian was not a portfolio manager of Evergreen Adjustable Rate Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen Adjustable Rate Fund.

1 As of July 31, 2008, Mr. Kauffman was not a portfolio manager of Evergreen Adjustable Rate Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen Adjustable Rate Fund.

1 As of July 31, 2008, Mr. Applebach was not a portfolio manager of Evergreen Adjustable Rate Fund. He has subsequently been named as a portfolio manager and is expected to invest in Evergreen Adjustable Rate Fund.

September 10, 2008	583199 (9/08)